PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .8%
Argentina : 0 .4%
1,036
(1)
MercadoLibre, Inc.
$ 1,282,620
0 .4
Australia : 1 .4%
64,498
(1)
Allkem Ltd.
645,729
0 .2
5,943
Cochlear Ltd.
956,065
0 .3
40,006
Rio Tinto PLC
2,644,311
0 .9
4,246,105
1 .4
Austria : 0 .4%
63,793
Mondi PLC
1,118,968
0 .4
Belgium : 0 .7%
17,441
Anheuser-Busch InBev SA
997,728
0 .3
7,288
D'ieteren Group
1,272,828
0 .4
2,270,556
0 .7
Brazil : 1 .3%
134,073
Localiza Rent a Car SA
1,904,453
0 .6
108,406
Raia Drogasil SA
667,114
0 .2
37,247
Yara International ASA
1,521,242
0 .5
4,092,809
1 .3
Canada : 6 .2%
29,820
Cameco Corp.
1,048,387
0 .3
33,257  Canadian Pacific Kansas
City Ltd.
2,736,423
0 .9
14,550  Canadian Tire Corp. Ltd. -
Class A
1,998,370
0 .6
89,741
Cenovus Energy, Inc.
1,706,825
0 .6
809  Constellation Software, Inc./
Canada
1,709,204
0 .6
30,041
Magna International, Inc.
1,932,110
0 .6
44,600
Methanex Corp.
2,010,069
0 .6
47,000
Open Text Corp.
2,018,792
0 .7
12,470
RB Global, Inc.
805,328
0 .3
16,862
(1)
Shopify, Inc. - Class A
1,139,534
0 .4
27,784
Toronto-Dominion Bank
1,832,250
0 .6
18,937,292
6 .2
Chile : 1 .0%
41,700
Antofagasta PLC
896,959
0 .3
234,100
Lundin Mining Corp.
2,093,079
0 .7
2,990,038
1 .0
China : 6 .2%
54,140
(1)
Alibaba Group Holding Ltd.
691,876
0 .2
34,000
BYD Co. Ltd. - Class H
1,211,013
0 .4
15,500  Contemporary Amperex
Technology Co. Ltd. - Class
A
516,785
0 .2
39,284
ENN Energy Holdings Ltd.
477,489
0 .2
61,439
(1)
KE Holdings, Inc., ADR
1,070,267
0 .3
197,500
Li Ning Co. Ltd.
1,204,046
0 .4
69,015  LONGi Green Energy
Technology Co. Ltd. - Class
A
289,204
0 .1
130,859
(1)(2)
Meituan - Class B
2,498,114
0 .8
458,000  Ping An Insurance Group
Co. of China Ltd. - Class H
3,337,328
1 .1
14,192
Prosus NV
1,122,698
0 .4
87,500  Proya Cosmetics Co. Ltd. -
Class A
1,383,559
0 .5
69,499
Tencent Holdings Ltd.
3,194,254
1 .0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
1,315,000  Weichai Power Co. Ltd. -
Class H
$ 1,948,103
0 .6
18,944,736
6 .2
Denmark : 0 .6%
3,909
DSV A/S
782,348
0 .3
2,429
(1)
Genmab A/S
1,001,233
0 .3
1,783,581
0 .6
France : 9 .4%
19,390
Airbus SE
2,856,161
0 .9
72,054
AXA SA
2,214,867
0 .7
43,272
Bureau Veritas SA
1,188,418
0 .4
5,880
Capgemini SE
1,065,570
0 .3
55,992  Cie Generale des
Etablissements Michelin
SCA
1,833,582
0 .6
336
Hermes International
743,660
0 .2
22,026
IPSOS
1,101,085
0 .4
1,082
Kering SA
621,250
0 .2
3,336
L'Oreal SA
1,551,612
0 .5
2,546  LVMH Moet Hennessy Louis
Vuitton SE
2,364,654
0 .8
8,211
Pernod Ricard SA
1,810,302
0 .6
27,100
Publicis Groupe SA
2,184,959
0 .7
6,229
Remy Cointreau SA
1,069,265
0 .4
31,553
Renault SA
1,385,866
0 .5
10,900
Teleperformance
1,580,930
0 .5
30,600
TotalEnergies SE
1,859,158
0 .6
11,192
(1)
Ubisoft Entertainment SA
376,408
0 .1
58,457
(1)
Vallourec SA
762,669
0 .3
17,668
Vinci SA
2,075,070
0 .7
28,645,486
9 .4
Germany : 6 .7%
3,691
adidas AG
745,161
0 .2
33,701
(1)(2)
Auto1 Group SE
363,170
0 .1
17,833
Commerzbank AG
213,310
0 .1
140,959
Deutsche Telekom AG, Reg
3,073,095
1 .0
58,100
(1)
flatexDEGIRO AG
572,737
0 .2
9,612
Hannover Rueck SE
2,050,961
0 .7
34,413
Infineon Technologies AG
1,511,959
0 .5
7,025
Linde PLC DE
2,725,905
0 .9
5,549  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
2,088,908
0 .7
8,554
Nemetschek SE
622,469
0 .2
54,934
RWE AG
2,364,297
0 .8
18,554
Siemens AG, Reg
3,162,400
1 .0
28,395
(1)(2)
Zalando SE
980,333
0 .3
20,474,705
6 .7
Greece : 0 .2%
24,200
Jumbo SA
722,142
0 .2
Hong Kong : 1 .0%
163,200
AIA Group Ltd.
1,632,774
0 .5
12,800  Hong Kong Exchanges &
Clearing Ltd.
539,674
0 .2
87,000  Techtronic Industries Co.
Ltd.
988,368
0 .3
3,160,816
1 .0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India : 2 .0%
138,449
Axis Bank Ltd.
$ 1,607,323
0 .5
19,991
HDFC Bank Ltd.
401,341
0 .1
52,478
Larsen & Toubro Ltd.
1,712,291
0 .6
65,218
Reliance Industries Ltd.
2,024,561
0 .7
69,564  Reliance Strategic
Investments Ltd.
213,854
0 .1
5,959,370
2 .0
Indonesia : 0 .4%
1,997,600
Bank Central Asia Tbk PT
1,209,810
0 .4
Ireland : 1 .3%
22,672
CRH PLC
1,356,850
0 .4
648,525
(1)
Greencore Group PLC
729,914
0 .2
50,421
Smurfit Kappa Group PLC
1,995,219
0 .7
4,081,983
1 .3
Italy : 1 .1%
6,538
Ferrari NV
2,096,005
0 .7
137,907
(1)
TREVI - Finanziaria
Industriale SpA
41,551
0.0
52,515
UniCredit SpA
1,329,700
0 .4
3,467,256
1 .1
Japan : 14 .8%
32,000
Bandai Namco Holdings, Inc.
723,986
0 .2
6,800  Cosmos Pharmaceutical
Corp.
785,722
0 .3
134,600
Daicel Corp.
1,247,279
0 .4
46,600
Dai-ichi Life Holdings, Inc.
952,118
0 .3
15,500  Daito Trust Construction Co.
Ltd.
1,667,312
0 .6
12,900
Denso Corp.
898,195
0 .3
7,400
Fast Retailing Co. Ltd.
1,853,795
0 .6
69,900
Honda Motor Co. Ltd.
2,228,510
0 .7
10,000
Hoya Corp.
1,164,594
0 .4
33,600
ITOCHU Corp.
1,358,962
0 .4
37,500
Kao Corp.
1,424,685
0 .5
60,700
KDDI Corp.
1,786,504
0 .6
6,946
Keyence Corp.
3,116,964
1 .0
112,700
Marubeni Corp.
1,995,354
0 .7
290,900  Mitsubishi UFJ Financial
Group, Inc.
2,342,401
0 .8
15,600  Murata Manufacturing Co.
Ltd.
926,667
0 .3
11,600
NIDEC Corp.
692,810
0 .2
80,900  Nippon Paint Holdings Co.
Ltd.
741,227
0 .2
66,400
Olympus Corp.
1,083,444
0 .4
24,400
Oriental Land Co. Ltd./Japan
935,826
0 .3
20,300
Pigeon Corp.
274,185
0 .1
18,500
Recruit Holdings Co. Ltd.
640,760
0 .2
4,900
Shimano, Inc.
738,563
0 .2
32,600
Shiseido Co. Ltd.
1,429,317
0 .5
3,000
SMC Corp.
1,567,689
0 .5
55,700
Sony Group Corp.
5,217,210
1 .7
6,900
Sugi Holdings Co. Ltd.
307,607
0 .1
31,787
Sysmex Corp.
2,152,460
0 .7
78,600
T&D Holdings, Inc.
1,277,943
0 .4
15,400
Tokyo Electron Ltd.
2,311,341
0 .8
27,800
Unicharm Corp.
1,028,563
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
146,600
Z Holdings Corp.
$ 408,722
0 .1
45,280,715
14 .8
Netherlands : 3 .8%
749
(1)(2)
Adyen NV
1,390,162
0 .5
2,718
ASML Holding NV
1,946,828
0 .6
9,742
EXOR NV
910,351
0 .3
5,481
IMCD NV
830,537
0 .3
57,900  Koninklijke Ahold Delhaize
NV
1,995,743
0 .6
2,745
Shell PLC
83,195
0.0
83,416
Shell PLC - EUR
2,565,962
0 .8
6,167
(1)
Topicus.com, Inc.
486,382
0 .2
12,312
Wolters Kluwer NV
1,546,100
0 .5
11,755,260
3 .8
New Zealand : 0 .4%
12,765
(1)
Xero Ltd.
1,049,301
0 .4
Norway : 1 .5%
101,799
DNB Bank ASA
2,097,822
0 .7
125,465
SpareBank 1 SR-Bank ASA
1,619,315
0 .5
69,276
Sparebanken Vest
730,518
0 .3
4,447,655
1 .5
Portugal : 0 .5%
58,320
Jeronimo Martins SGPS SA
1,587,815
0 .5
Puerto Rico : 0 .6%
26,166
Popular, Inc.
1,898,343
0 .6
Russia : — %
1,561,600
(1)(3)
Alrosa PJSC
—
—
Singapore : 1 .2%
163,938
United Overseas Bank Ltd.
3,718,688
1 .2
South Africa : 0 .6%
63,348
Anglo American PLC
1,948,066
0 .6
South Korea : 4 .5%
23,391
(1)
Coupang, Inc.
424,547
0 .1
31,621
Kia Corp.
2,052,181
0 .7
18,800
LG Electronics, Inc.
1,600,282
0 .5
172,360
LG Uplus Corp.
1,352,845
0 .4
87,242  Samsung Electronics Co.
Ltd.
4,776,732
1 .6
56,500  Shinhan Financial Group
Co. Ltd.
1,555,067
0 .5
21,900
SK Hynix, Inc.
2,120,906
0 .7
13,882,560
4 .5
Spain : 0 .9%
227,470
Iberdrola SA
2,839,187
0 .9
Sweden : 2 .5%
132,016
Atlas Copco AB - Class A
1,875,404
0 .6
65,424
Duni AB
586,096
0 .2
45,965
Epiroc AB - Class B
780,903
0 .2
71,643
Investor AB - Class B
1,463,236
0 .5
36,313
Loomis AB
1,059,343
0 .3
33,141
Nibe Industrier AB - Class B
298,526
0 .1
90,000
SKF AB - Class B
1,714,720
0 .6
7,778,228
2 .5

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland : 5 .4%
33,092
Alcon, Inc.
$ 2,815,853
0 .9
10,478  Cie Financiere Richemont
SA
1,687,303
0 .6
4,875
Lonza Group AG
2,832,552
0 .9
5,735
Nestle SA
702,648
0 .2
65,286
Novartis AG, Reg
6,835,262
2 .3
1,432
Partners Group Holding AG
1,607,612
0 .5
16,481,230
5 .4
Taiwan : 2 .3%
295,331  Taiwan Semiconductor
Manufacturing Co. Ltd.
5,332,970
1 .7
17,757  Taiwan Semiconductor
Manufacturing Co. Ltd., ADR
1,760,607
0 .6
7,093,577
2 .3
Thailand : 0 .8%
441,970
Kasikornbank PCL - Foreign
1,629,033
0 .5
28,000
Kasikornbank PCL - NVDR
103,204
0 .1
201,000
Tisco Financial Group PCL
590,436
0 .2
2,322,673
0 .8
United Kingdom : 12 .1%
85,730
Allfunds Group PLC
558,957
0 .2
13,928
Ashtead Group PLC
1,030,448
0 .3
25,157
AstraZeneca PLC
3,614,467
1 .2
176,048
(2)
Auto Trader Group PLC
1,460,069
0 .5
216,515
BAE Systems PLC
2,589,318
0 .8
58,765
Bellway PLC
1,671,075
0 .5
23,963
Burberry Group PLC
684,031
0 .2
46,317
(1)(4)
Farfetch Ltd. - Class A
267,712
0 .1
6,691  Games Workshop Group
PLC
1,000,348
0 .3
54,879
Hargreaves Lansdown PLC
600,443
0 .2
401,692
HSBC Holdings PLC
3,336,625
1 .1
127,448
Inchcape PLC
1,340,374
0 .4
12,491
Intertek Group PLC
699,728
0 .2
22,726  London Stock Exchange
Group PLC
2,467,928
0 .8
24,100
Next PLC
2,179,627
0 .7
30,700
(1)
Nomad Foods Ltd.
545,846
0 .2
158,215
Prudential PLC
2,197,028
0 .7
23,379  Reckitt Benckiser Group
PLC
1,751,373
0 .6
145,286
Rightmove PLC
1,064,510
0 .4
1,112,672
Taylor Wimpey PLC
1,633,249
0 .5
151,885
(1)(2)
Trainline PLC
513,424
0 .2
82,464
Unilever PLC
4,431,036
1 .5
39,387
Weir Group PLC
927,633
0 .3
62,804
(1)
Wise PLC - Class A
626,400
0 .2
37,191,649
12 .1
United States : 3 .6%
139,800
Amcor PLC
1,434,348
0 .5
4,443
(1)
CyberArk Software Ltd.
737,583
0 .2
23,690
Experian PLC
915,515
0 .3
2,033
(1)
Illumina, Inc.
390,641
0 .1
12,600
(1)
Jazz Pharmaceuticals PLC
1,643,292
0 .5
5,305
Linde PLC US
2,072,504
0 .7
1,071
(1)
Mettler-Toledo International,
Inc.
1,346,750
0 .4
5,251
(1)
Spotify Technology SA
784,552
0 .3
4,600
Tecnoglass, Inc.
216,568
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
89,108
Tenaris SA
$ 1,480,762
0 .5
11,022,515
3 .6
Total Common Stock
(Cost $273,805,415)
293,685,735
95 .8
EXCHANGE-TRADED FUNDS : 0 .5%
27,628  iShares MSCI ACWI ex US
ETF
1,413,172
0 .5
Total Exchange-Traded
Funds
(Cost $1,351,896)
1,413,172
0 .5
PREFERRED STOCK : 1 .2%
Brazil : 0 .7%
592,000
Banco Bradesco SA
2,084,441
0 .7
Germany : 0 .5%
4,244
(4)
Sartorius AG
(4)
1,750,995
0 .5
Total Preferred Stock
(Cost $3,643,073)
3,835,436
1 .2
Total Long-Term Investments
(Cost $278,800,384)
298,934,343
97 .5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .6%
Repurchase Agreements : 0 .3%
979,267
(5)
RBC Dominion Securities
Inc., Repurchase Agreement
dated 07/31/2023,
5.300%, due 08/01/2023
(Repurchase Amount
$979,409, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
6.000%, Market Value plus
accrued interest $998,852,
due 10/19/23-07/20/53)
979,267
0 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2 .3%
6,872,811
(6)
BlackRock Liquidity Funds,
FedFund, Institutional Class,
5.150%
(Cost $6,872,811)
6,872,811
2 .3
Total Short-Term
Investments
(Cost $7,852,078)
7,852,078
2 .6
Total Investments in
Securities
(Cost $286,652,462) $ 306,786,421 100 .1
Liabilities in Excess of
Other Assets (222,590) ( 0 .1 )
Net Assets $ 306,563,831 100 .0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 17 .9%
Consumer Discretionary 17 .4
Industrials 14 .0
Information Technology 10 .7
Health Care 8 .9
Consumer Staples 8 .0
Materials 8 .0
Communication Services 5 .5
Energy 3 .8
Utilities 1 .8
Real Estate 0 .9
Exchange-Traded Funds 0 .5
Foreign Stock 0 .1
Short-Term Investments 2 .6
Liabilities in Excess of Other Assets ( 0 .1 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina $ 1,282,620 $ — $ — $ 1,282,620
Australia — 4,246,105 — 4,246,105
Austria — 1,118,968 — 1,118,968
Belgium — 2,270,556 — 2,270,556
Brazil 2,571,567 1,521,242 — 4,092,809
Canada 18,937,292 — — 18,937,292
Chile 2,093,079 896,959 — 2,990,038
China 1,070,267 17,874,469 — 18,944,736
Denmark — 1,783,581 — 1,783,581
France — 28,645,486 — 28,645,486
Germany — 20,474,705 — 20,474,705
Greece 722,142 — — 722,142
Hong Kong — 3,160,816 — 3,160,816
India — 5,959,370 — 5,959,370
Indonesia — 1,209,810 — 1,209,810
Ireland 2,725,133 1,356,850 — 4,081,983
Italy — 3,467,256 — 3,467,256
Japan — 45,280,715 — 45,280,715
Netherlands 486,382 11,268,878 — 11,755,260
New Zealand — 1,049,301 — 1,049,301
Norway — 4,447,655 — 4,447,655
Portugal — 1,587,815 — 1,587,815
Puerto Rico 1,898,343 — — 1,898,343
Russia — — — —
Singapore — 3,718,688 — 3,718,688
South Africa — 1,948,066 — 1,948,066
South Korea 424,547 13,458,013 — 13,882,560
Spain — 2,839,187 — 2,839,187
Sweden 586,096 7,192,132 — 7,778,228
Switzerland — 16,481,230 — 16,481,230
Taiwan 1,760,607 5,332,970 — 7,093,577
Thailand — 2,322,673 — 2,322,673
United Kingdom 1,326,982 35,864,667 — 37,191,649
United States 8,626,238 2,396,277 — 11,022,515
Total Common Stock 44,511,295 249,174,440 — 293,685,735
Exchange-Traded Funds 1,413,172 — — 1,413,172
Preferred Stock 2,084,441 1,750,995 — 3,835,436
Short-Term Investments 6,872,811 979,267 — 7,852,078
Total Investments, at fair value $ 54,881,719 $ 251,904,702 $ — $ 306,786,421
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 37,330,818
Gross Unrealized Depreciation (17,196,860)
Net Unrealized Appreciation $ 20,133,958